Assets for Rights-of-Use and Obligations for Lease Contracts	12 Months Ended
Dec. 31, 2020
Assets for Rights-of-Use and Obligations for Lease Contracts
Assets for Rights-of-Use and Obligations for Lease Contracts

Note 15 - Assets for Rights-of-Use and Obligations for Lease Contracts

a)	Asset for right-of-use
(i)	The Bank has mainly lease agreements for its branches and corporate building. The composition of this item as of December 31, 2020 and 2019, is as follows:

	Years	Years of
	of	average
	useful	remaining	Net Assets as of		Accumulated	Net Assets as of
	life	useful life	January 1, 2020	Gross Balances	Depreciation	December 31, 2020
	N°	N°	MCh$	MCh$	MCh$	MCh$
Land and buildings	7	6	167,265	195,992	(50,086)	145,906
Others leased assets	3	3	176	173	(71)	102
Totals			167,441	196,165	(50,157)	146,008

	Years	Years of
	of	average
	useful	remaining	Net Assets as of		Accumulated	Net Assets as of
	life	useful life	January 1, 2019	Gross Balances	Depreciation	December 31, 2019
	N°	N°	MCh$	MCh$	MCh$	MCh$
Land and buildings	5	5	176,795	197,065	(29,800)	167,265
Others leased assets	3	3	—	190	(14)	176
Totals			176,795	197,255	(29,814)	167,441

(ii)	Movement in the gross balance of assets for the right to use assets under lease at 31 December 2020 and 2019, is as follows

	Land and buildings	Others leased assets	Totals
	MCh$	MCh$	MCh$
Opening balance as of January 1, 2020	197,065	190	197,255
Additions	9,250	—	9,250
Disposals due to early termination	(9,707)	—	(9,707)
Remeasurements of the liability due to modifications (1)	747	—	747
Inflation indexation adjustments (2)	2,701	—	2,701
Exchange differences	(4,064)	(17)	(4,081)
Ending balances as of December 31, 2020	195,992	173	196,165

(1)	Corresponds to remeasurements of the recognized liability due to contracts modifications.
(2)	Corresponds to subsequent adjustments due to liabilities remeasurements due to index changes, according to each lease agreement.

Note 15 - Assets for Rights-of-Use and Obligations for Lease Contracts, continued

	Land and buildings	Others leased assets	Totals
	MCh$	MCh$	MCh$
Opening balance as of January 1, 2019	176,795	—	176,795
Additions	25,624	190	25,814
Disposals due to early termination	(16,953)	—	(16,953)
Inflation indexation adjustments (1)	9,488	—	9,488
Exchange differences	2,111	—	2,111
Ending balances as of December 31, 2019	197,065	190	197,255

(1)	Corresponds to subsequent adjustments due to liabilities remeasurements due to index changes, according to each lease agreement.

(iii)The movement in the accumulated depreciation of assets for the right to use assets under lease agreements as of December 31, 2020 and 2019, is as follows

	Land and buildings	Other leased assets	Totals
	MCh$	MCh$	MCh$
Opening balance as of January 1, 2020	(29,800)	(14)	(29,814)
Depreciation (1)	(29,936)	(57)	(29,993)
Disposals due to early termination	8,738	—	8,738
Exchange differences	912	—	912
Reclassifications	—	—	—
Remeasurements of the liability due to modifications (1)	—	—
Ending balances as of December 31, 2020	(50,086)	(71)	(50,157)

(1)	See Note 32, Depreciation, amortization and impairment.

	Land and buildings	Other leased assets	Totals
	MCh$	MCh$	MCh$
Opening balance as of January 1, 2019	—	—	—
Depreciation (1)	(31,843)	(14)	(31,857)
Disposals due to early termination	2,590	—	2,590
Exchange differences	(547)	—	(547)
Reclassifications	—	—	—
Impairment	—	—	—
Ending balances as of December 31, 2019	(29,800)	(14)	(29,814)

(1)	See note 32 "Depreciation, amortization and impairment"

Note 15 - Assets for Rights-of-Use and Obligations for Lease Contracts, continued

b) Lease contracts liabilities

i)As of December 31, 2020 and 2019, the obligations for lease contracts are as follows

	As of December 31, 2020	As of December 31, 2019
	MCh$	MCh$
Lease contract liabilities	151,885	172,924
Totals	151,885	172,924

The Bank and its subsidiaries have contracts, with certain renewal options, for which there is reasonable certainty that the option will be exercised. In such cases, the lease period used to measure the liabilities and assets corresponds to an estimate of future renewals.

ii)Movement in lease liabilities and cash flows for the period is shown below

	2020	2019
	MCh$	MCh$
Opening balance as of January 1,	172,924	176,795
Additions due to new contracts	9,250	25,624
Disposals due to early termination	(1,971)	(10,808)
Interest expenses	4,923	5,034
Remeasurements of the liability due to modifications (1)	1,399	—
Inflation indexation adjustments	2,701	9,488
Exchange rate adjustments	(4)	—
Exchange difference	(3,650)	2,868
Capital and interest payments	(33,687)	(36,077)
Ending balance as of December 31,	151,885	172,924

(1)Corresponds to reameasurements of the recognized liability due to contract modifications.

iii)Future maturities of lease liabilities are as follows

	As of December 31, 2020	As of December 31, 2019
	MCh$	MCh$
Within 1 year	30,829	32,628
After 1 year but within 2 years	27,779	28,462
After 2 years but within 3 years	24,083	25,084
After 3 years but within 4 years	20,991	22,098
After 4 years but within 5 years	16,627	19,042
After 5 years	31,576	45,610
Totals	151,885	172,924